Stock Options and Warrants (Detail Textuals 3) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended	0 Months Ended					1 Months Ended	0 Months Ended
	Sep. 03, 2014	Jun. 24, 2014	Mar. 14, 2014	Jan. 10, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 05, 2015	Nov. 20, 2014	Nov. 10, 2014	Nov. 07, 2014	Oct. 02, 2014	Oct. 03, 2014	Nov. 13, 2014	Aug. 15, 2014	Oct. 02, 2014	May 31, 2012	Feb. 24, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Subscription price																	$ 1.40
Number of shares issued related to restricted stock		362,308	70,000
Restricted shares of Common Shares	10,000	15,000	3,500	34,374			100,000
Proceeds from sale of common stock					$ 952,100	$ 382,720	$ 407,720	$ 90,000	$ 3,278,820
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted and outstanding										6,422,124						6,932,124
Subscription price																		$ 1.31
Number of warrants Issued																6,932,124
Number of shares issued related to restricted stock												7,440	14,881
Restricted shares of Common Shares				34,374						36,483	400,000				250,000
Proceeds from sale of common stock												$ 15,000	$ 30,000	$ 327,500
Subsequent Event [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares of Common Shares											150,000
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of common stock subscribed under right offering					7,182,124														58,450	6,363,674
Number of warrants granted and outstanding					6,422,124
Date of warrants expiry		Jun. 23, 2016
Number of warrants exercisable		1,000,000																	29,225	3,181,837
Subscription price		1.00																	$ 5.00	$ 5.00
Number of warrants exercisable one																			29,225	3,181,837
Exercise price of warrants one																			10	10.00
Stock option,Expire date					Jun. 30, 2015
Number of shares issued related to restricted stock		362,308
Percentage of exercise price on closing price		80.00%
Warrants | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tempest Warrants Issued And Outstanding																510,000
Warrants | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable					3,211,062
Subscription price					$ 5.00
Warrants | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable					3,211,062
Subscription price					$ 10.00